Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

August 5, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Alternative Access First Priority CLO Bond ETF (the “Fund”), a series of the Trust, do not differ from those contained in Post-Effective Amendment No. 418 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 29, 2024, with an effective date of July 31, 2024.

If you have any questions or require further information, do not hesitate to contact Diane Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/Amy Centurioni
Amy Centurioni
Investment Managers Series Trust II